Schedule of Stockholders' Equity Note, Warrants or Rights, Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Class of Warrant or Right, Outstanding, Beginning of Period	1,250,000	1,397,000	0
Class of Warrant or Right, Outstanding, Weighted Average Exercise Price, Beginning of Period	$ 0.50	$ 0.65
Class of Warrant or Right, Grants in Period, Net of Forfeitures	0	0	1,397,000
Class of Warrant or Right, Grants in Period, Weighted Average Exercise Price			$ 0.65
Class of Warrant or Right, Exercises in Period	0	0	0
Class of Warrant or Right, Expirations in Period	0	(147,000)	0
Class of Warrant or Right, Expirations in Period, Weighted Average Exercise Price		$ 0.65
Class of Warrant or Right, Outstanding, End of Period	1,250,000	1,250,000	1,397,000
Class of Warrant or Right, Outstanding, Weighted Average Exercise Price, End of Period	$ 0.50	$ 0.50	$ 0.65